Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2011
Valuation and Qualifying Accounts [Abstract]
VALUATION AND QUALIFYING ACCOUNTS

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

SCHEDULE V

VALUATION AND QUALIFYING ACCOUNTS

(In millions)

	Balance January 1,	Charged to Costs and Expenses	Translation Adjustment	Write-offs/ Payments/ Other	Balance December 31,
2011
Valuation allowance on deferred tax asset	$139	$(50)	$—	$—	$89
Valuation allowance on mortgage loans	62	(25)	—	(14)	23
2010
Valuation allowance on deferred tax asset	80	59	—	—	139
Valuation allowance on mortgage loans	260	108	—	(306)	62
2009
Valuation allowance on deferred tax asset	49	31	—	—	80
Valuation allowance on mortgage loans	13	292	—	(45)	260